Finance Expenses, Net (Details) - Schedule of finance expenses, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finance Expenses Net Abstract
Interest income	$ 125	$ 11	$ 4
Interest on Kreos loan	(660)	(1,566)	(1,205)
Interest on Innovatus loan	(1,615)	0	0
Interest on other loans and leases	(361)	(309)	(145)
Fair value adjustments	(2,479)	(290)	(118)
Kreos loan extinguishment	(1,047)	0	0
Other financial expenses	(107)	(7)	(75)
Financial expenses, net	$ (6,144)	$ (2,161)	$ (1,539)